Derivative Financial Instruments - Effect of Interest Rate Swaps (Details) - Interest rate swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 227	$ 55
Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (26)	$ 55